Thrivent Government Bond Portfolio Performance Management - Thrivent Government Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio. The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and more narrowly based indices. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.Effective August 28, 2017, based on approval of the Portfolio’s Board of Directors and shareholders, the portfolio’s investment objective and principal strategies were changed, which had the effect of converting the Portfolio from one whose securities were selected based on which securities were in an index to one that is actively managed and invests primarily in U.S. government securities. At the same time, the Portfolio’s name changed from Thrivent Bond Index Portfolio to Thrivent Government Bond Portfolio. As a result, performance information presented below with respect to periods prior to August 28, 2017, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Government Bond Portfolio. The Portfolio’s past performance is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Portfolio’s website at thrivent.comor by calling 800-847-4836. The Portfolio compares its performance to the Bloomberg U.S. Aggregate Bond Index, an appropriate broad-based securities market index that represents the overall domestic debt market in which the Portfolio may invest. The Portfolio also compares its performance to the Bloomberg U.S. Treasury Index and Bloomberg U.S. Agency Index, which more closely reflect the market segments in which the Portfolio invests. The index descriptions appear in the "Index Descriptions" section of the prospectus.
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table beneath it provide some indication of the risks of investing in the Portfolio.
Performance Additional Market Index [Text]	The Portfolio also compares its performance to the Bloomberg U.S. Treasury Index and Bloomberg U.S. Agency Index, which more closely reflect the market segments in which the Portfolio invests.
Bar Chart Does Not Reflect Sales Loads [Text]	 The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract. They also assume that you sold your investment at the end of the period. The bar chart shows the Portfolio’s performance from year to year while the table shows how the Portfolio’s average annual returns for the indicated periods compare with those of an appropriate broad-based securities market index and more narrowly based indices. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
Bar Chart [Heading]	Year-by-Year Total Return
Bar Chart Closing [Text Block]	Best Quarter:Q4 2023+6.38%Worst Quarter:Q3 2022(4.28)%
Performance Table Heading	Average Annual Total Returns (Periods Ending December 31, 2025)
Performance Availability Website Address [Text]	thrivent.com
Performance Availability Phone [Text]	800-847-4836
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.38%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(4.28%)
Lowest Quarterly Return, Date	Sep. 30, 2022